Schedule of financial statement of the parent entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Loss for the period	$ (26,016,967)	$ (14,408,346)	$ (20,597,436)
Other comprehensive loss for the period	(47,386)	(20,710)	(36,465)
Total comprehensive loss for the period attributable to the owners of Mixed Martial Arts Group Limited	(26,064,353)	(14,429,056)	(20,633,901)
Assets
Current assets	2,121,914	3,623,792
Non-current assets	4,652,693	1,695,533
Total assets	6,774,607	5,319,325
Liabilities
Current liabilities	6,288,797	2,574,437
Non-current liabilities	1,867,457	186,344
Total liabilities	8,156,254	2,760,781
Net (liabilities)/assets	(1,381,647)	2,558,544
Equity
Total (deficit)/equity	(1,381,647)	2,558,544	(31,134,307)	$ (12,865,790)
Parent [member]
IfrsStatementLineItems [Line Items]
Loss for the period	(28,001,097)	(14,482,970)	(21,281,867)
Other comprehensive loss for the period
Total comprehensive loss for the period attributable to the owners of Mixed Martial Arts Group Limited	(28,001,097)	(14,482,970)	$ (21,281,867)
Assets
Current assets	105,637	3,554,174
Non-current assets	4,644,520	1,687,347
Total assets	4,750,157	5,241,521
Liabilities
Current liabilities	6,278,894	2,574,437
Non-current liabilities	1,867,457	186,344
Total liabilities	8,146,351	2,760,781
Net (liabilities)/assets	3,396,194	2,480,740
Equity
Contributed equity	53,143,960	46,779,703
Reserves	24,360,037	8,600,132
Accumulated losses	(80,900,191)	(52,899,095)
Total (deficit)/equity	$ (3,396,194)	$ 2,480,740